Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net interest income
Interest income	kr 19,438	kr 6,729	kr 2,719
Lending to Swedish exporters
Net interest income
Interest income	7,352	2,714	1,596
Lending to exporters' customers
Net interest income
Interest income	3,679	1,782	932
Remuneration from the CIRR-system	260	236
Liquidity
Net interest income
Interest income	8,407	2,233	191
Sweden
Net interest income
Interest income	7,256	1,907	863
Europe except Sweden
Net interest income
Interest income	6,866	1,071	(944)
Countries outside of Europe
Net interest income
Interest income	kr 5,316	kr 3,751	kr 2,800